Insurance Contracts - Summary of Movements in Liabilities of Long-Term Insurance Contracts (Parenthetical) (Detail) - Gross [member] - Long-term insurance contracts [member] - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities	[1]	¥ 7,574	¥ 3,472
Morbidity Rates [member]
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities		5,897	2,081
Other than morbidity rates [member]
Disclosure of types of insurance contracts [line items]
Insurance contract liabilities		¥ 1,677	¥ 1,391

[1]	For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,677 million. For the year ended 31 December 2020, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB 2,081 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB 1,391 million.